IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

	External Parties			Table of Contents

				Page
	Seller
				1. Certificate Payment Report	2
	IndyMac Bank, F.S.B.
				2. Collection Account Report	4

				3. Credit Enhancement Report	7
	Servicer(s)
				4. Collateral Report	8
	IndyMac Bank, F.S.B.
				5. Delinquency Report	12
				6. REO Report	13
	Underwriter(s)
				7. Foreclosure Report	14
	UBS Securities
				8. Prepayment Report	15
				9. Prepayment Detail Report	20
	Insurer
				10. Realized Loss Report	21
	MBIA Insurance Corporation			11. Triggers and Adj. Cert. Report	25
				12. Additional Certificate Report	26

	Swap CounterParty
				13. Other Related Information	27
	Bear Stearns Fin. Products.Inc

			Total Number of Pages	27

	Dates			Contacts

	Cut-Off Date:	March 01, 2007	Jennifer Hermansader
	Close Date:	March 22, 2007		Administrator
	First Distribution Date:	April 25, 2007	(714) 247-6258
			Jennifer.Vandyne@db.com

			Address:
	Distribution Date:	June 25, 2007
			1761 East St. Andrew Place, Santa Ana, CA 92705

	Record Date:	May 31, 2007
				Factor Information:	(800) 735-7777

		June 22, 2007		Main Phone Number:	(714) 247-6000

	Determination Date:	June 18, 2007

			https://www.tss.db.com/invr

Page 1 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Certificate Payment Report
Current Period Distribution -
			Prior						Current

	Class	Original	Principal			Total	Realized	Deferred	Principal

Class	Type	Face Value	Balance	Interest	Principal	Distribution	Loss	Interest	Balance
			(1)	(2)	(3)	(4)=(2)+(3)	(5)	(6)	(7)=(1)-(3)-(5)+(6)
A	SR	245,625,000.00	240,309,682.85	1,144,341.36	3,012,256.09	4,156,597.45	0.00	0.00	237,297,426.76

C	NOF	4,374,849.17	6,177,184.02	0.00	0.00	0.00	0.00	940,081.96	7,117,265.98
P	NOF	100.00	100.00	14,617.88	0.00	14,617.88	0.00	0.00	100.00
R	NOF/NPR	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		249,999,949.17	246,486,966.87	1,158,959.24	3,012,256.09	4,171,215.33	0.00	940,081.96	244,414,792.74

Interest Accrual Detail Current Period Factor Information per $1,000 of Original Face Value
					Orig. Principal	Prior				Current

	Period	Period			(with Notional)	Principal			Total	Principal
Class	Starting	Ending	Method	Cusip	Balance	Balance	Interest	Principal	Distribution	Balance

					(1)	(1)	(2)	(3)	(4)=(2)+(3)	(5)

A	05/25/07	06/24/07	A-Act/360	43710CAA2	245,625,000.00	978.360032	4.658896	12.263638	16.922534	966.096394

C			4,374,849.17	1,411.976454	0.000000	0.000000	0.000000	1,626.859739
P			100.00	1,000.000000	146,178.800000	0.000000	146,178.800000	1,000.000000
R			0.00	0.000000	0.000000	0.000000	0.000000	0.000000

Page 2 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Distribution to Date -
									Current

	Original		Unscheduled	Scheduled	Total	Total	Realized	Deferred	Principal

Class	Face Value	Interest	Principal	Principal	Principal	Distribution	Loss	Interest	Balance
(1)	(2)	(3)	(4)	(5)=(3)+(4)	(6)=(2)+(5)	(7)	(8)	(9)=(1)-(5)-(7)+(8)
A	245,625,000.00	3,547,961.43	7,881,406.01	446,167.23	8,327,573.24	11,875,534.67	0.00	0.00	237,297,426.76
C	4,374,849.17	0.00	0.00	(147,252.32)	0.00	0.00	0.00	2,742,416.81	7,117,265.98
P	100.00	23,131.29	0.00	0.00	0.00	23,131.29	0.00	0.00	100.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	249,999,949.17	3,571,092.72	7,881,406.01	298,914.91	8,327,573.24	11,898,665.96	0.00	2,742,416.81	244,414,792.74

Interest Detail -
	Pass	Prior Principal		Non-	Prior	Unscheduled		Paid or	Current

	Through	(with Notional)	Accrued	Supported	Unpaid	Interest	Optimal	Deferred	Unpaid

Class	Rate	Balance	Interest	Interest SF	Interest	Adjustment	Interest	Interest	Interest
			(1)	(2)	(3)	(4)	(5)=(1)-(2)+(3)+(4)	(6)	(7)=(5)-(6)
A	5.53000%	240,309,682.85	1,144,341.36	0.00	0.00	0.00	1,144,341.36	1,144,341.36	0.00
C	182.62340%	6,177,184.02	0.00	157.33	0.00	0.00	-157.33	940,081.96	0.00
P	0.00000%	100.00	0.00	0.00	0.00	0.00	0.00	14,617.88	0.00
R	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		246,486,966.87	1,144,341.36	157.33	0.00	0.00	1,144,184.03	2,099,041.20	0.00

Page 3 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Collection Account Report
SUMMARY

Total
Principal Collections	2,072,174.13
Principal Withdrawals	0.00
Principal Other Accounts	0.00
TOTAL NET PRINCIPAL	2,072,174.13
Interest Collections	2,149,820.37
Interest Withdrawals	-0.00
Interest Other Accounts	14,617.88
Interest Fees	-65,397.05
TOTAL NET INTEREST	2,099,041.20
TOTAL AVAILABLE FUNDS FOR DISTRIBUTION	4,171,215.33

Aggregate amount of expenses paid from
amounts on deposit in the Certificate
Account*
Aggregate amount of expenses paid from
amounts on deposit in the Distribution
Account*

* Information not available with Trustee

PRINCIPAL - COLLECTIONS

Total
Scheduled Principal Received	100,113.42
Prepayments In Full	1,866,108.93
Curtailments	65,686.60
Liquidations	0.00
Insurance Principal	0.00
Repurchased Principal Amounts	40,265.18
Other Principal	0.00
Total Realized Loss Of Principal	-0.00
Delinquent Principal	-80,031.59
Advanced Principal	80,031.59
TOTAL PRINCIPAL COLLECTED	2,072,174.13

PRINCIPAL - WITHDRAWALS

SPACE INTENTIONALLY LEFT BLANK

Page 4 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

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June 25, 2007 Distribution

PRINCIPAL - OTHER ACCOUNTS

Total
TOTAL OTHER ACCOUNTS PRINCIPAL	0.00

INTEREST - COLLECTIONS

Total
Scheduled Interest	2,233,096.59
Liquidation Interest	0.00
Repurchased Interest	297.79
Insurance Interest	0.00
Other Interest	0.00
Relief Act Interest Shortfalls	-157.33
Prepayment Interest Shortfalls	-2,185.55
Compensating Interest	2,185.55
Delinquent Interest	-1,827,576.61
Interest Advanced	1,744,159.92
Interest Loss	-0.00
TOTAL INTEREST COLLECTED	2,149,820.37

INTEREST - WITHDRAWALS

Total
Nonrecoverable Advances	0.00
TOTAL INTEREST WITHDRAWALS	0.00

INTEREST - OTHER ACCOUNTS

Total
Prepayment Charges	14,617.88
Prepayment Charges Waived*
Prepayment Charges paid by the servicer*
* Information not available with the trustee
Withdrawal from SIT	(49,751.39)
Net Swap Receipt deposited in SIT	49,751.39

Net Swap Payment	0.00

. a) Swap Payment	(1,078,859.16)
. b) Swap Termination Payment	0.00
. c) Swap Receipt	1,128,610.55

TOTAL INTEREST OTHER ACCOUNTS	14,617.88

Page 5 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

INTEREST FEES

Total
Current Servicing Fees	19,286.21
Current Trustee Fees	2,054.06
Class A Certificate Insurance Premium	44,056.78
TOTAL INTEREST OTHER FEES	65,397.05

Page 6 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Credit Enhancement Report

ACCOUNTS

Distribution Account

Beginning Account Balance	0.00
Ending Account Balance	0.00

Excess Reserve Fund Account

Beginning Account Balance	0.00
Amounts Deposited	0.00
Amount Withdrawn	0.00
Interest Earnings	0.00
Ending Account Balance	0.00

Supplemental Interest Reserve Fund

Beginning Account Balance	67,194.53
Amounts Deposited	1,128,610.55
Amount Withdrawn	1,078,859.16
Interest Earnings	0.00
Ending Account Balance	116,945.92

INSURANCE

Total
Insurance Premium for Class A Certificates	44,056.78

Amount of any Premium and Reimbursement
paid to the Certificate Insurer on such
Distribution Date and cumulatively*

* Information not available with Trustee

STRUCTURAL FEATURES

Total
Overcollateralization Amount	7,117,265.98
Net Monthly Excess Cashflow	940,081.96

Page 7 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Collateral Report

COLLATERAL

		Total

Loan Count:

Original	3,956
Prior	3,910
Prefunding	0
Scheduled Paid Offs	-0
Full Voluntary Prepayments	-31
Repurchases	-1
Liquidations	-0
Current	3,878
Principal Balance:

Original	249,999,949.17
Prior	246,486,966.87
Prefunding	0.00
Scheduled Principal	-100,113.42
Partial Prepayments	-65,686.60
Full Voluntary Prepayments	-1,866,108.93
Repurchases	-40,265.18
Liquidations	-0.00
Current	244,414,792.74

PREFUNDING

SPACE INTENTIONALLY LEFT BLANK

Page 8 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

CHARACTERISTICS

Total
Weighted Average Coupon Original	10.86659%
Weighted Average Coupon Prior	10.86992%
Weighted Average Coupon Current	10.87308%
Weighted Average Months to Maturity Original	182
Weighted Average Months to Maturity Prior	181
Weighted Average Months to Maturity Current	181
Weighted Avg Remaining Amortization Term Original	357
Weighted Avg Remaining Amortization Term Prior	356
Weighted Avg Remaining Amortization Term Current	355
Weighted Average Seasoning Original	2.07
Weighted Average Seasoning Prior	3.07
Weighted Average Seasoning Current	4.07

Page 9 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

ARM CHARACTERISTICS

Total
Weighted Average Margin Original	0.00000%
Weighted Average Margin Prior	0.00000%
Weighted Average Margin Current	0.00000%
Weighted Average Max Rate Original	0.00000%
Weighted Average Max Rate Prior	0.00000%
Weighted Average Max Rate Current	0.00000%
Weighted Average Min Rate Original	0.00000%
Weighted Average Min Rate Prior	0.00000%
Weighted Average Min Rate Current	0.00000%
Weighted Average Cap Up Original	0.00000%
Weighted Average Cap Up Prior	0.00000%
Weighted Average Cap Up Current	0.00000%
Weighted Average Cap Down Original	0.00000%
Weighted Average Cap Down Prior	0.00000%
Weighted Average Cap Down Current	0.00000%

SERVICING FEES & ADVANCES

Total

Current Servicing Fees	19,286.21
Delinquent Servicing Fees	83,416.69
TOTAL SERVICING FEES	102,702.91

Total Servicing Fees	102,702.91
Compensating Interest	-2,185.55
Delinquent Servicing Fees	-83,416.69
COLLECTED SERVICING FEES	17,100.67

Total Advanced Interest	1,744,159.92
Total Advanced Principal	80,031.59
Aggregate Advances with respect to this Distribution	1,824,191.51

Aggregate amount of Advances and Servicing Advances
reimbursed during the related Remittance Period,
General source of funds for such reimbursements
and the aggregate amount of Advances and Servicing
Advances outstanding as of the close of bussiness
on the Distribution Date*

* Information not available with Trustee

Page 10 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

ADDITIONAL COLLATERAL INFORMATION

Total
Prepayment Interest Shortfall (PPIS)	2,185.55
Compensating Interest	(2,185.55)
Net Prepayment Interest Shortfall (PPIS)	0.00

Weighted Average Net Mortgage Rate	10.363083%

With respect to the second Distribution Date,
the count and aggregate balance of any
Delayed Delivery Mortgage Loans not delivered
within the time periods specified in the
definition of Delayed Delivery Mortgage Loans*

* Information not available with Trustee

Page 11 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Delinquency Report

TOTAL
		< 1 PAYMENT	1 PAYMENT	2 PAYMENTS	3+ PAYMENTS	TOTAL
DELINQUENT	Balance		5,605,464.91	2,108,363.47	0.00	7,713,828.38
	% Balance		2.29%	0.86%	0.00%	3.16%
	# Loans		72	26	0	98
	% # Loans		1.86%	0.67%	0.00%	2.53%
FORECLOSURE	Balance	0.00	0.00	69,815.21	0.00	69,815.21
	% Balance	0.00%	0.00%	0.03%	0.00%	0.03%
	# Loans	0	0	1	0	1
	% # Loans	0.00%	0.00%	0.03%	0.00%	0.03%
BANKRUPTCY	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
REO	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
TOTAL	Balance	0.00	5,605,464.91	2,178,178.68	0.00	7,783,643.59
	% Balance	0.00%	2.29%	0.89%	0.00%	3.18%
	# Loans	0	72	27	0	99
	% # Loans	0.00%	1.86%	0.70%	0.00%	2.55%

Page 12 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

REO Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 13 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Foreclosure Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Became Foreclosure Property this Period:
****310 1	70,000.00	69,815.21	01-Feb-2007	10.125%	NY - 10.00%	180	01-Jan-2007

TOTAL	70,000.00	69,815.21

Page 14 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Prepayment Report

VOLUNTARY PREPAYMENTS

		Total

Current

Number of Paid in Full Loans	31
Number of Repurchased Loans	1
Total Number of Loans Prepaid in Full	32
Curtailments Amount	65,686.60
Paid in Full Balance	1,866,108.93
Repurchased Loans Balance	40,265.18
Total Prepayment Amount	1,972,060.71
Cumulative

Number of Paid in Full Loans	76
Number of Repurchased Loans	2
Total Number of Loans Prepaid in Full	78
Paid in Full Balance	5,027,449.96
Repurchased Loans Balance	62,565.18
Curtailments Amount	196,226.38
Total Prepayment Amount	5,286,241.52

Page 15 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Including Liquidated Balances

		Total

SMM	0.80%
3 Months Avg SMM	0.71%
12 Months Avg SMM	0.71%
Avg SMM Since Cut-off	0.71%

CPR	9.19%
3 Months Avg CPR	8.20%
12 Months Avg CPR	8.20%
Avg CPR Since Cut-off	8.20%

PSA	1,128.97%
3 Months Avg PSA Approximation	1,335.16%
12 Months Avg PSA Approximation	1,335.16%
Avg PSA Since Cut-off Approximation	1,335.16%

(*) SMM, CPR, PSA Figures Include Liquidated Balances

Page 16 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Including Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases + Liquidated Balances)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 17 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Excluding Liquidated Balances

		Total

SMM	0.80%
3 Months Avg SMM	0.71%
12 Months Avg SMM	0.71%
Avg SMM Since Cut-off	0.71%

CPR	9.19%
3 Months Avg CPR	8.20%
12 Months Avg CPR	8.20%
Avg CPR Since Cut-off	8.20%

PSA	1,128.97%
3 Months Avg PSA Approximation	1,335.16%
12 Months Avg PSA Approximation	1,335.16%
Avg PSA Since Cut-off Approximation	1,335.16%

(*) SMM, CPR, PSA Figures Exclude Liquidated Balances

Page 18 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Excluding Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 19 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Prepayment Detail Report

Prepayment Detail Report - Mortgage Loans Prepaid in Full During Current Distribution

Loan Number		Original			Current	State &	Type Prepayment	First

&	Loan	Principal	Prepayment	Prepayment	Note	LTV at	&	Payment
Loan Group	Status	Balance	Amount	Date	Rate	Origination	Original Term	Date

****105 1		66,600.00	66,433.59	13-Jun-2007	9.500%	MD - 18.00%	Paid Off - 180	01-Jan-2007

****114 1		19,500.00	19,459.42	23-May-2007	11.375%	CA - 10.00%	Paid Off - 180	01-Dec-2006

****130 1		29,500.00	29,417.93	06-Jun-2007	9.875%	CA - 5.00%	Paid Off - 180	01-Dec-2006

****180 1		28,800.00	28,711.04	01-Jun-2007	9.375%	PA - 10.00%	Paid Off - 180	01-Dec-2006

****567 1		76,000.00	75,920.96	30-May-2007	12.500%	AZ - 32.07%	Paid Off - 180	01-Feb-2007

****682 1		116,250.00	116,052.48	23-May-2007	10.250%	NJ - 15.00%	Paid Off - 180	01-Feb-2007

****925 1		22,500.00	22,458.03	25-May-2007	10.875%	NV - 10.00%	Paid Off - 180	01-Jan-2007

****034 1		49,700.00	49,622.06	23-May-2007	10.625%	CA - 7.00%	Paid Off - 180	01-Feb-2007

****099 1		32,900.00	32,851.14	15-Jun-2007	10.875%	CA - 10.00%	Paid Off - 180	01-Feb-2007

******444 1		42,500.00	42,429.43	25-May-2007	12.125%	CA - 10.00%	Paid Off - 180	01-Jan-2007

******570 1		72,000.00	71,915.70	01-Jun-2007	10.625%	NJ - 20.00%	Paid Off - 180	01-Mar-2007

******219 1		125,000.00	124,868.66	23-May-2007	11.125%	CA - 17.86%	Paid Off - 180	01-Mar-2007

******742 1		80,000.00	79,903.79	31-May-2007	10.500%	MN - 20.00%	Paid Off - 180	01-Mar-2007

******142 1		34,200.00	33,961.52	05-Jun-2007	10.500%	ME - 20.00%	Paid Off - 180	01-Mar-2007

******487 1		39,000.00	38,942.06	22-May-2007	10.875%	AZ - 14.72%	Paid Off - 180	01-Feb-2007

******147 1		15,400.00	15,388.72	17-May-2007	12.750%	MN - 10.00%	Paid Off - 180	01-Mar-2007

******737 1		54,150.00	54,107.92	01-Jun-2007	10.625%	IL - 15.00%	Paid Off - 180	01-Apr-2007

******356 1		102,000.00	101,798.47	05-Jun-2007	9.500%	CA - 15.00%	Paid Off - 180	01-Apr-2007

******742 1		26,200.00	26,181.30	31-May-2007	12.875%	MO - 20.00%	Paid Off - 180	01-Mar-2007

******047 1		55,500.00	55,399.22	14-Jun-2007	11.000%	CA - 15.00%	Paid Off - 180	01-Jan-2007

******219 1		88,200.00	88,150.67	15-Jun-2007	12.125%	NY - 15.00%	Paid Off - 180	01-Apr-2007

******721 1		36,000.00	35,958.67	23-May-2007	9.250%	CA - 10.00%	Paid Off - 180	01-Apr-2007

******878 1		87,750.00	87,643.15	12-Jun-2007	10.500%	MD - 15.00%	Paid Off - 180	01-Mar-2007

******662 1		50,000.00	49,966.08	15-Jun-2007	11.250%	OR - 13.89%	Paid Off - 180	01-Apr-2007

******418 1		127,000.00	126,903.95	18-May-2007	10.750%	AZ - 20.00%	Paid Off - 180	01-Apr-2007

******047 1		27,000.00	26,932.16	17-May-2007	8.375%	CA - 5.87%	Paid Off - 180	01-Feb-2007

******583 1		88,500.00	88,431.22	30-May-2007	10.625%	NJ - 20.00%	Paid Off - 180	01-Apr-2007

******521 1		125,000.00	124,926.10	13-Jun-2007	11.875%	CA - 15.15%	Paid Off - 180	01-Apr-2007

******875 1		34,500.00	34,477.23	30-May-2007	11.375%	MN - 15.00%	Paid Off - 180	01-Apr-2007

******220 1		60,000.00	59,959.29	17-May-2007	11.250%	MD - 20.00%	Paid Off - 180	01-Apr-2007

******077 1		57,000.00	56,936.97	17-May-2007	11.875%	VA - 20.00%	Paid Off - 180	01-Apr-2007

****642 1		40,500.00	40,265.18	31-May-2007	8.875%	MA - 10.00%	Repur/Subs - 180	01-Aug-2006

TOTAL	1,909,150.00	1,906,374.11

Page 20 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Realized Loss Report
Loan Number	Current	State &		Prior	Realized		Cumulative

&	Loan	Note	LTV at	Original	Principal	Loss/(Gain)	Realized	Realized

Loan Group	Status	Rate	Origination	Term	Balance	Revision	Loss/(Gain)	Loss/(Gain)

TOTAL

Page 21 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

COLLATERAL REALIZED LOSSES

	Total

Current

Number of Loans Liquidated		0

Collateral Principal Realized Loss/(Gain) Amount		0.00
Collateral Interest Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds	0.00

Cumulative

Number of Loans Liquidated		0

Net Liquidation Proceeds	0.00

Page 22 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

DEFAULT SPEEDS

Total

MDR	0.00%
3 Months Avg MDR	0.00%
12 Months Avg MDR	0.00%
Avg MDR Since Cut-off	0.00%

CDR	0.00%
3 Months Avg CDR	0.00%
12 Months Avg CDR	0.00%
Avg CDR Since Cut-off	0.00%

SDA	0.00%
3 Months Avg SDA Approximation	0.00%
12 Months Avg SDA Approximation	0.00%
Avg SDA Since Cut-off Approximation	0.00%

Principal Only Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Principal & Interest Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Page 23 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

COLLATERAL REALIZED LOSS CALCULATION METHODOLOGY
Monthly Default Rate (MDR): (Beg Principal Balance of Liquidated Loans)/(Total Beg Principal Balance)

Conditional Default Rate (CDR): 1-((1-MDR)^12)

SDA Standard Default Assumption: CDR/IF(WAS<61,MIN(30,WAS)*0.02%,MAX(0.03%,MIN(30,WAS)*0.02%-0.0095%*(WAS-60)))
Average MDR over period between nth month and mth month (AvgMDRn,m): [(1-MDRn)*(1-MDRn+1)*...*(1-MDRm)]^(1/months in period n,m)
Average CDR over period between the nth month and mth month (AvgCDRn,m): 1-((1-AvgMDRn,m)^12)
Average SDA Approximation over period between the nth month and mth month:
AvgCDRn,m/IF(Avg WASn,m<61,MIN(30,Avg WASn,m)*0.02%,MAX(0.03%,MIN(30,Avg WASn,m)*0.02%-0.0095%*(Avg WASn,m-60)))

Average WASn,m: (WASn + WASn+1 +...+ WASm )/(number of months in the period n,m)
Principal Only Loss Severity Approximation for current period:
Sum(Principal Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)
Principal & Interest Loss Severity Approximation for current period:
Sum(Principal & Interest Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)

Average Loss Severity Approximation over period between nth month and mth month:

Sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans for months in the period n,m
Note: Default rates are calculated since deal issue date and include realized gains and additional realized losses and gains from prior periods.
Dates correspond to distribution dates.
All Realized Losses in excess of Principal Balance are treated as Interest Realized Losses.

Page 24 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Triggers and Adj. Cert. Report
TRIGGER EVENTS

	Total
Has the Swap provider trigger occured?	No

ADJUSTABLE RATE CERTIFICATE INFORMATION

SPACE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION

		Total

Current LIBOR Rate		5.320000%
Libor Rate Determination Date		05/23/2007

Next LIBOR Rate		5.320000%
Next Libor Determination Date		06/21/2007

Page 25 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Additional Certificate Report

ADDITIONAL CERTIFICATE REPORT

	Next Pass Through Rate	Total NET WAC Shortfall	NET WAC Shortfall Paid	NET WAC Shortfall UnPaid

CLASS
A	5.53%	$0.00	$0.00	$0.00
R-1	0.00%	$0.00	$0.00	$0.00
P	0.00%	$0.00	$0.00	$0.00
R	0.00%	$0.00	$0.00	$0.00

Page 26 of 27

IndyMac INDS Home Equity Mortgage Loan Trust 2007-2

Mortgage Pass-Through Certificates

June 25, 2007 Distribution

Other Related Information
ADDITIONAL INFORMATION

Total
Current Scheduled Payments	2,333,210.01
Current Scheduled Payments 1 Month Prior	2,349,479.33
Current Scheduled Payments 2 Month Prior	2,362,487.20
Current Scheduled Payments 3 Month Prior	0.00
Current Scheduled Payments 4 Month Prior	0.00
Current Scheduled Payments 5 Month Prior	0.00
Current Scheduled Payments 6 Month Prior	0.00
Current Scheduled Payments 7 Month Prior	0.00
Current Scheduled Payments 8 Month Prior	0.00
Current Scheduled Payments 9 Month Prior	0.00
Current Scheduled Payments 10 Month Prior	0.00
Current Scheduled Payments 11 Month Prior	0.00

Sched. Payments for 60+Day Delinquent Loans	21,816.64
Sched. Pmts - 60+Day Delinquent Loans, 1 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 2 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 3 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 4 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 5 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 6 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 7 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 8 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 9 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 10 Month Prior	0.00
Sched. Pmts - 60+Day Delinquent Loans, 11 Month Prior	0.00

Page 27 of 27